Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	40,000,000	40,000,000	40,000,000
Common stock, shares issued	5,604,651	5,604,651	5,604,651
Common stock, shares outstanding	5,604,651	5,604,651	5,604,651
Related Party
Convertible debt payable, loans and notes payable to a related party (in Dollars)	$ 26,670	$ 25,056	$ 21,755
Promissory notes payable to related parties (in Dollars)	$ 878	$ 850	$ 801
Northview Acquisition Corporation
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	100,000,000	100,000,000	100,000,000
Common stock, shares issued	5,193,750	5,193,750	5,193,750
Common stock, shares outstanding	5,193,750	5,193,750	5,193,750
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series A convertible preferred stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	4,350,314	4,350,314	4,350,314
Convertible preferred stock, shares issued	4,350,314	4,350,314	4,350,314
Convertible preferred stock, shares outstanding	4,350,314	4,350,314	4,350,314
Convertible preferred stock, liquidation preference (in Dollars)	$ 5,307	$ 5,307	$ 5,307
Series B convertible preferred stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,293,175	5,293,175	5,293,175
Convertible preferred stock, shares issued	5,293,175	5,293,175	5,293,175
Convertible preferred stock, shares outstanding	5,293,175	5,293,175	5,293,175
Convertible preferred stock, liquidation preference (in Dollars)	$ 13,815	$ 13,815	$ 13,815
Series C/C-1 convertible preferred stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	8,907,893	8,907,893	8,907,893
Convertible preferred stock, shares issued	8,220,445	8,220,445	8,220,445
Convertible preferred stock, shares outstanding	8,220,445	8,220,445	8,220,445
Convertible preferred stock, liquidation preference (in Dollars)	$ 45,062	$ 45,062	$ 45,062
Common stock subject to possible redemption | Northview Acquisition Corporation
Convertible preferred stock, shares issued	101,777	687,519	833,469
Common stock subject to possible redemption, shares redemption (in Dollars per share)	$ 13.07	$ 12.13	$ 11.1